LEASE LIABILITIES	6 Months Ended
Sep. 30, 2025
Lease Liabilities
LEASE LIABILITIES

NOTE 8 — LEASE LIABILITIES

Operating leases as lessee

The Company leases space under non-cancelable operating leases for office and manufacturing locations and production equipment. These leases do not have significant rent escalation holidays, concessions, leasehold improvement incentives, or other build-out clauses. Further, the leases do not contain contingent rent provisions.

Most leases include an option to renew in condition that it is agreed by the landlord before expiry. Therefore, the majority of renewals to extend the lease terms are not included in its right-of-use assets and lease liabilities as they are not reasonably certain of exercise. The Company regularly evaluates the renewal options and when they are reasonably certain of exercise, the Company includes the renewal period in its lease term.

As most of the Company’s leases do not provide an implicit rate, it uses its incremental borrowing rate based on the information available at the lease commencement date in determining the present value of the lease payments.

The components of the Company’s lease expense are as follows:

	Six months ended September 30,
	2024	2025
	RMB	RMB

Operating lease cost	1,723	1,172
Lease cost	1,723	1,172

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 8 — LEASE LIABILITIES (cont.)

Supplemental cash flow information related to operating leases was as follows for the six months ended September 30, 2024 and 2025:

	Six months ended September 30,
	2024	2025
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflow from operating leases	2,076	615

Maturities of its lease liabilities for all operating leases are as follows as of September 30, 2025:

As of September 30, 2025
RMB
Six months ended March 31, 2026	614
Year ended March 31, 2027 and after	1,462
Total lease payments	2,076
Less: Interest	(62)
Present value of lease liabilities	2,014
Less: Current portion, record in current liabilities	(1,160)
Non-current portion of lease liabilities	854

The weighted average remaining lease terms and discount rates for all of its operating leases were as follows as of March 31, 2025 and September 30, 2025:

	As of March 31,	As of September 30,
	2025	2025
	RMB	RMB
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.20	1.71
Weighted average discount rate	3.45%	3.45%

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 8 — LEASE LIABILITIES (cont.)

Financing with Sale-Leaseback

UTime Guangxi entered into a sale-leaseback arrangement (the “Lease Financing Agreement”) with Chailease International Financial Leasing Corp. (“CIFLC”) on January 31, 2024, for a total financing proceeds in the amount of RMB6.5 million (approximately US$0.9 million). Under the sale-leaseback arrangement, UTime Guangxi sold the Leased Equipment to CIFLC for RMB6.5 million (approximately US$0.9 million). Concurrently with the sale of equipment, UTime Guangxi leases back the equipment sold to CIFLC for a lease term of five years. At the end of the lease term, UTime Guangxi may buy back the Leased Equipment for free. The Leased Equipment in amount of RMB6.2 million was recorded as right of use assets and the net present value of the minimum lease payments was recorded as lease liability and calculated with CIFLC’s implicit interest rate of 10.7% per annum and stated at RMB6.45 million at the inception of the lease on January 31, 2024.

UTime Guangxi made payments due according to the schedule. As of September 30, 2025, the balance of Leased Equipment net of amortization was RMB1.6 million. The lease liability was RMB1.6 million and its current portion in the amount of RMB1.4 million as of September 30, 2025.

Amortization of the Leased Equipment was RMB1.6 million for the six months ended September 30, 2025. Total interest expenses for the sale lease back arrangement was RMB0.13 million for the period ended September 30, 2025.

As a result of the sale and leaseback, a deferred loss in the amount of RMB0.08 million was recorded. The deferred loss is amortized over the lease term and as an addition to amortization of the Leased Equipment.

The future minimum lease payments of the capital lease as of September 30, 2025 were as follows:

September 30,	Amount
2026	1,448
2027	78
2028	78
2029	26
Less: unearned discount	(76)
1,554
Less: Current portion lease liability	(1,394)
Non-current portion of lease liability	$160